LOAN HELD-FOR-INVESTMENT, RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loan Held-for-investment Related Party
LOAN HELD-FOR-INVESTMENT, RELATED PARTY

6. LOAN HELD-FOR-INVESTMENT, RELATED PARTY

Loan held-for-investment, related party, represents a senior secured promissory note (“Note”) from Wattum Management Inc., a non-controlling member of CW Machines, LLC, a related party. The note bears interest of 5% per annum and matures on October 12, 2026 with the entire outstanding principal and accrued interest due at maturity date. The Note is secured by assets of Wattum Management, Inc. At June 30, 2022 and December 21, 2021, the principal amount of the loan held for investment was $4,000,000 and $4,000,000, respectively.

CRYPTYDE, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six months ended June 30, 2022 and 2021

(Unaudited)

4. LOAN HELD-FOR-INVESTMENT, RELATED PARTY

Loan held-for-investment, related party, represents a senior secured promissory note (“Note”) from Wattum Management Inc., a non-controlling member of CW Machines, LLC, a related party. The note bears interest of 5% per annum and matures on October 12, 2026 with the entire outstanding principal and accrued interest due at maturity date. The Note is secured by assets of Wattum Management, Inc.

CRYPTYDE, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS